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	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding	Aug. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ETF TRUST
Entity Central Index Key	0001710607
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250325 [Member]
Shareholder Report [Line Items]
Fund Name	American Century California Municipal Bond ETF
Class Name	American Century California Municipal Bond ETF
Trading Symbol	CATF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century California Municipal Bond ETF returned (0.41)% for the reporting period ended August 31, 2025.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund’s performance compared to the S&P California AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax policy and municipal exemption uncertainty and broader rate market volatility, most muni returns were slightly negative for the period. However, California munis generally outperformed national municipal bonds.
•	Sector allocation was the primary detractor from performance, largely due to an underweight position versus the index in state general obligation (GO) bonds and an overweight position in development district bonds. Our position in cash equivalents and an out-of-index stake in gas prepaid bonds helped offset some of the negative allocation effects.
•	Our yield curve strategy detracted, but positive roll-down effects helped offset some of the negative results from curve positioning and duration.
•	Security selection broadly aided performance, with our choices in the development district, local GO and charter schools sectors driving results. Security selection in the public university and state GO sectors weighed on performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 16, 2024 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century California Municipal Bond ETF	-0.41%	0.50%	7/16/24
Regulatory Index
S&P National AMT-Free Municipal Bond	-0.20%	0.56%	—
Performance Index
S&P California AMT-Free Municipal Bond	-0.02%	0.80%	—

Performance Inception Date			Jul. 16, 2024
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042	$ 51,096,042
Holdings Count | holding	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201	201
Advisory Fees Paid, Amount	$ 90,961
Investment Company, Portfolio Turnover	47.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	97.9%
Short-Term Investments	2.1%
Other Assets and Liabilities	0.0%

C000197601 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Diversified Corporate Bond ETF
Class Name	American Century Diversified Corporate Bond ETF
Trading Symbol	KORP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Diversified Corporate Bond ETF returned 4.19% for the reporting period ended August 31, 2025.
The fund seeks to provide current income. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Intermediate Corporate Bond Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain, and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and U.S. corporate bonds generally outperformed Treasuries.
•	Our duration strategy detracted from performance due to relative positioning in late 2024. Interest rates rose, and the fund’s longer-than-index duration weighed on results.
•	Security selection was a key contributor to performance. Our choices among financial institutions and in the technology, media and telecommunications and industrials sectors largely drove results.
•	Sector allocation also broadly contributed to performance. An out-of-index position in high-yield corporate bonds, which outperformed investment-grade corporates for the period, was the main contributor. This allocation more than offset the negative effects from an out-of-index stake in government bonds.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Corporate Bond ETF	4.19%	1.59%	2.76%	1/11/18
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	-0.68%	1.59%	—
Performance Index
Bloomberg U.S. Corporate Bond	3.91%	-0.01%	2.40%	—
Bloomberg U.S. Intermediate Corporate Bond	5.68%	1.51%	3.03%	—

Performance Inception Date																															Jan. 11, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052	$ 566,029,052
Holdings Count | holding	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310	310
Advisory Fees Paid, Amount	$ 1,228,503
Investment Company, Portfolio Turnover	176.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	85.4%
Convertible Preferred Securities	5.2%
Preferred Securities	3.9%
U.S. Treasury Securities	0.5%
Short-Term Investments	6.3%
Other Assets and Liabilities	(1.3)%

C000204482 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Diversified Municipal Bond ETF
Class Name	American Century Diversified Municipal Bond ETF
Trading Symbol	TAXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Diversified Municipal Bond ETF returned (0.14)% for the reporting period ended August 31, 2025.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond (muni) supply, tax policy and municipal exemption uncertainty and broader rate market volatility, most muni returns were slightly negative. High-yield munis generally underperformed, which weighed on the fund’s out-of-index allocation to the sector.
•	Security selection was a key contributor to fund performance, largely due to our choices in the local general obligation (GO) and private university sectors. These results more than offset the negative effects from our selections in the tax increment and toll facilities sectors.
•	Our yield curve strategy contributed to performance, primarily due to roll-down effects and duration positioning.
•	Overall, sector allocation modestly contributed to performance. Out-of-index position in the gas prepaid and multifamily housing sectors and an underweight versus the index in the special tax sector were top contributors. An underweight to state GO bonds and overweight positions in charter schools and student housing detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Municipal Bond ETF	-0.14%	0.84%	2.29%	9/10/18
S&P National AMT-Free Municipal Bond	-0.20%	0.40%	1.95%	—

Performance Inception Date																														Sep. 10, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009	$ 488,134,009
Holdings Count | holding	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673	673
Advisory Fees Paid, Amount	$ 1,451,353
Investment Company, Portfolio Turnover	36.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.9%
Short-Term Investments	0.5%
Other Assets and Liabilities	(0.4)%

C000204442 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Focused Dynamic Growth ETF
Class Name	American Century Focused Dynamic Growth ETF
Trading Symbol	FDG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Focused Dynamic Growth ETF returned 29.62% for the reporting period ended August 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The industrials sector contributed most to relative performance as a result of stock selection in the aerospace and defense industry. The last several years have seen an explosion in the number of space launches, reflecting surging demand for communication, defense and other space-based applications. The number one contributor to performance was launch services provider Rocket Lab.
•	In a period of such strong performance, many sectors made meaningful contributions to relative results. In the communication services sector, positioning among interactive media and services stocks helped most. In the health care sector, an underweight to pharmaceuticals companies and stock choices among biotechnology stocks were beneficial.
•	Stock selection detracted from performance in the energy sector. It hurt relative results to have an overweight to energy equipment and services stock Cactus.
•	Positioning in the financials and consumer discretionary sectors also detracted modestly from relative results. Stock choices in the financial services and hotels, restaurants and leisure industries, respectively, hurt performance in those sectors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Focused Dynamic Growth ETF	29.62%	11.15%	21.61%	3/31/20
Regulatory Index
Russell 1000	16.24%	14.34%	20.17%	—
Performance Index
Russell 1000 Growth	22.58%	15.25%	23.14%	—

Performance Inception Date																										Mar. 31, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778	$ 345,741,778
Holdings Count | holding	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38	38
Advisory Fees Paid, Amount	$ 1,259,749
Investment Company, Portfolio Turnover	40.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	1.0%	Software	14%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	11%
		Broadline Retail	10%
		Biotechnology	10%

C000204443 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Focused Large Cap Value ETF
Class Name	American Century Focused Large Cap Value ETF
Trading Symbol	FLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Focused Large Cap Value ETF returned 9.19% for the reporting period ended August 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Security selection in the information technology sector aided relative performance. While the fund is broadly underweight to the sector, certain overweight positions contributed to results. A holding in F5 helped performance as the technology company has benefited from strong enterprise spending and its ability to digest inventory from early in the period.
•	Choices of investments in the utilities sector proved fortuitous. The fund’s allocation to the gas utilities industry helped relative performance, owing in part to an overweight position in Atmos Energy, which benefited from macroeconomic conditions. An overweight position in Duke Energy, an electric utility, was also additive.
•	Stock picks in the consumer staples sector slowed relative results. An overweight position in the food products industry detracted as inflation, commodity prices and an uncertain regulatory outlook pressured certain companies. A lack of exposure to the tobacco industry also hurt as certain products are gaining popularity.
•	Security selection in the energy sector hampered performance. Low commodity prices challenged stocks in the oil, gas and consumable fuels industry, where the fund has certain overweight positions that detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Focused Large Cap Value ETF	9.19%	12.16%	15.42%	3/31/20
Regulatory Index
Russell 1000	16.24%	14.34%	20.17%	—
Performance Index
Russell 1000 Value	9.33%	12.97%	16.41%	—

Performance Inception Date																										Mar. 31, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585	$ 269,975,585
Holdings Count | holding	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48	48
Advisory Fees Paid, Amount	$ 1,016,778
Investment Company, Portfolio Turnover	56.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Personal Care Products	9%
Short-Term Investments	1.5%	Banks	8%
Other Assets and Liabilities	0.0%	Health Care Equipment and Supplies	8%
		Oil, Gas and Consumable Fuels	7%
		Capital Markets	7%

C000218646 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Large Cap Equity ETF
Class Name	American Century Large Cap Equity ETF
Trading Symbol	ACLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Large Cap Equity ETF returned 9.45% for the reporting period ended August 31, 2025.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	The 12-month period saw stocks rise to record highs despite significant volatility related to uncertainty about trade, tariffs, the economy, inflation and interest rates. A number of the best-performing stocks were those related to artificial intelligence. In this environment, higher-quality, large-cap growth-oriented stocks performed well.
•	The leading contributors to relative returns came from a wide range of sectors and industries. The largest individual contributor was Johnson Controls International, whose products help businesses such as data centers solve their cooling and energy efficiency needs. Another key contributor was investment bank Morgan Stanley, which benefited from strong financial market performance.
•	Stock choices in the health care sector detracted most from relative returns. Within the sector, our stock choices among select health care providers and services and pharmaceuticals stocks hurt most. Elsewhere, positioning in the consumer discretionary and information technology sectors also meaningfully detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Large Cap Equity ETF	9.45%	12.30%	14.36%	7/13/20
S&P 500	15.88%	14.74%	16.71%	—

Performance Inception Date																									Jul. 13, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142	$ 242,752,142
Holdings Count | holding	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101	101
Advisory Fees Paid, Amount	$ 876,434
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	13%
Short-Term Investments	0.5%	Software	12%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%
		Technology Hardware, Storage and Peripherals	4%

C000228612 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Large Cap Growth ETF
Class Name	American Century Large Cap Growth ETF
Trading Symbol	ACGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Large Cap Growth ETF returned 15.69% for the reporting period ended August 31, 2025.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Many of the leading individual contributions to relative performance came from avoiding poor-performing stocks in the health care sector. For example, it benefited relative results to have no exposure to a number of lagging pharmaceutical and medical device companies. In addition, it was helpful to hold overweight positions in select information technology stocks.
•	In sector terms, positioning in the consumer staples sector contributed most to relative returns. In a period when growth-oriented stocks performed best, these more traditionally defensive stocks lagged. As a result, it benefited relative performance to be underrepresented in these poor-performing shares.
•	Turning to relative detractors, stock choices in the information technology sector detracted most from performance. Our stock choices among select software, semiconductors and semiconductor equipment stocks hurt most, reflecting our relative weights in a number of perceived artificial intelligence beneficiaries.
•	Elsewhere, positioning in the consumer discretionary and financials sectors also detracted. In consumer discretionary, uncertainty around the economy, interest rates, tariffs and trade policy led us to underweight automobiles. Unfortunately, this positioning detracted. In financials, our allocation to the financial services industry hurt most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Large Cap Growth ETF	15.69%	11.57%	6/29/21
Regulatory Index
Russell 1000	16.24%	11.12%	—
Performance Index
Russell 1000 Growth	22.58%	13.41%	—

Performance Inception Date																			Jun. 29, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056	$ 19,413,056
Holdings Count | holding	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 67,203
Investment Company, Portfolio Turnover	32.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	22%
Short-Term Investments	0.3%	Semiconductors and Semiconductor Equipment	21%
Other Assets and Liabilities	0.0%	Interactive Media and Services	9%
		Technology Hardware, Storage and Peripherals	8%
		Financial Services	6%

C000218645 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Mid Cap Growth Impact ETF
Class Name	American Century Mid Cap Growth Impact ETF
Trading Symbol	MID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Mid Cap Growth Impact ETF returned 13.21% for the reporting period ended August 31, 2025.
This fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell Midcap Growth Index.
•	An overweight position in the utilities sector contributed to relative results for the 12-month period. Specifically, independent power and renewable electricity producers benefited. Vistra, a Texas-based energy company, was a key holding as demand for power rose.
•	The ETF owned nothing in the real estate sector, and that helped relative results. Real estate investment trusts have traded at a discount as the industry contends with macroeconomic headwinds.
•	Technology stocks propelled the stock market’s performance over much of the 12-month period, so not owning certain outperforming stocks dampened performance. The fund does not own Palantir Technologies and AppLovin because neither has a positive impact as defined by the 16 United Nations Sustainable Development Goals. A lack of exposure to those companies detracted.
•	The consumer discretionary sector also detracted, largely due to stock selection. Chipotle Mexican Grill, a portfolio-only holding, was a key detractor in hotels, restaurants and leisure. The restaurant chain has faced higher costs for some ingredients. Distributors also hurt inside the sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Mid Cap Growth Impact ETF	13.21%	9.49%	11.49%	7/13/20
Regulatory Index
Russell 3000	15.84%	14.11%	16.16%	—
Performance Index
Russell Midcap Growth	26.42%	11.01%	12.83%	—

Performance Inception Date																									Jul. 13, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582	$ 89,513,582
Holdings Count | holding	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41	41
Advisory Fees Paid, Amount	$ 356,675
Investment Company, Portfolio Turnover	44.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Software	13%
Short-Term Investments	2.2%	IT Services	6%
Other Assets and Liabilities	0.0%	Health Care Equipment and Supplies	6%
		Capital Markets	6%
		Biotechnology	5%

C000241171 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Multisector Floating Income ETF
Class Name	American Century Multisector Floating Income ETF
Trading Symbol	FUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Multisector Floating Income ETF returned 5.52% for the reporting period ended August 31, 2025.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Month Treasury Bill Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Credit-sensitive sectors generally outperformed government securities for the period, and our out-of-index allocation to securitized securities boosted relative performance.
•	Our allocation to the securitized credit sector was the top contributor. Non-agency commercial mortgage-backed securities, collateralized loan obligations, asset-backed securities and non-agency collateralized mortgage obligations drove results.
•	An underweight position versus the index in government securities modestly detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 14, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Floating Income ETF	5.52%	6.52%	3/14/23
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	4.10%	—
Performance Index
Bloomberg U.S. 1-3 Month Treasury Bill	4.56%	5.05%	—

Performance Inception Date									Mar. 14, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333	$ 50,729,333
Holdings Count | holding	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 148,964
Investment Company, Portfolio Turnover	89.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	33.9%
Commercial Mortgage-Backed Securities	17.3%
Asset-Backed Securities	16.2%
U.S. Treasury Securities	13.4%
Collateralized Mortgage Obligations	13.1%
Short-Term Investments	5.8%
Other Assets and Liabilities	0.3%

C000228610 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Multisector Income ETF
Class Name	American Century Multisector Income ETF
Trading Symbol	MUSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Multisector Income ETF returned 6.07% for the reporting period ended August 31, 2025.
The fund seeks to provide a high level of current income and total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and credit-sensitive sectors generally outperformed Treasuries.
•	An out-of-index position in high-yield credit, which outperformed investment-grade credit, was a top contributor to performance. While our overweight versus the index in investment-grade credit had a nearly flat effect on relative results, security selection within the allocation contributed strongly.
•	Our overweight position in the securitized sector also contributed to performance. Our selections in credit-sensitive subsectors drove the sector’s results. Selections among agency-backed securitized securities also aided performance.
•	Our allocation to emerging markets debt and an underweight in U.S. government securities also contributed to performance, but security selection within both allocations detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Income ETF	6.07%	1.96%	6/29/21
Bloomberg U.S. Aggregate Bond	3.14%	-0.55%	—

Performance Inception Date																			Jun. 29, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541	$ 175,025,541
Holdings Count | holding	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329	329
Advisory Fees Paid, Amount	$ 640,320
Investment Company, Portfolio Turnover	163.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	43.3%
Asset-Backed Securities	11.2%
Convertible Preferred Securities	9.5%
Collateralized Mortgage Obligations	8.0%
U.S. Government Agency Mortgage-Backed Securities	5.4%
Preferred Securities	5.0%
U.S. Treasury Securities	3.9%
Exchange-Traded Funds	2.9%
Commercial Mortgage-Backed Securities	2.3%
Collateralized Loan Obligations	1.8%
Sovereign Governments and Agencies	1.0%
Bank Loan Obligations	0.6%
Municipal Securities	0.4%
Short-Term Investments	8.3%
Other Assets and Liabilities	(3.6)%

C000222948 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Convertible Securities ETF
Class Name	American Century Quality Convertible Securities ETF
Trading Symbol	QCON
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Quality Convertible Securities ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Convertible Securities ETF	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Quality Convertible Securities ETF returned 12.57% for the reporting period ended August 31, 2025.
This fund seeks total return. The commentary below refers to the fund’s performance compared to the ICE BofA Convertible Index.
•	The strategy uses a systematic portfolio construction approach that focuses on higher-quality issuers and greater diversification relative to its benchmark.
•	The fund underperformed the benchmark for the 12-month period.
•	A focus on higher-quality issuers detracted from relative performance throughout the year.
•	Allocation to portfolio cash detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Convertible Securities ETF	12.57%	1.78%	2/16/21
Regulatory Index
Russell 3000	15.84%	11.64%	—
Performance Index
ICE BofA Convertible	17.41%	2.00%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

Performance Inception Date																						Feb. 16, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658	$ 24,255,658
Holdings Count | holding	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1
Advisory Fees Paid, Amount	$ 146,920
Investment Company, Portfolio Turnover	48.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Short-Term Investments	99.7%
Other Assets and Liabilities	0.3%

Material Fund Change [Text Block]

Fund Changes
American Century Quality Convertible Securities ETF was liquidated on September 15, 2025.

C000202058 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Diversified International ETF
Class Name	American Century Quality Diversified International ETF
Trading Symbol	QINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$44	0.40%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Quality Diversified International ETF returned 19.36% for the reporting period ended August 31, 2025.
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Index.
•	Materials was the top contributor to the fund’s performance due to an overweight position and stock selection. The metals and mining industry was a particular help. Higher gold prices have benefited the sector.
•	Financials also contributed to results, primarily because of stock selection. More specifically, stock selection in banks was beneficial. While the fund was underweight in banks overall, it held overweight positions in firms like Banco Bilbao Vizcaya Argentaria. The potential for more bank mergers could help the sector.
•	Communication services was the fund’s primary detractor, primarily due to stock selection. Results were hurt by the diversified telecommunication services industry; stock selection and an underweight position dragged on performance. Canadian telecommunications company BCE was a notable detractor. Increased competition could impact companies in the sector.
•	Energy also detracted during the second quarter because of an underweight position and allocation. The fund was underweight oil, gas and consumable fuels. Lower oil prices and concerns about oversupply are pressuring the sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Quality Diversified International ETF	19.36%	9.99%	8.76%	9/10/18
MSCI World ex USA	14.88%	10.50%	8.24%	—
American Century Quality Diversified International Equity	20.30%	N/A	N/A	—

Performance Inception Date																														Sep. 10, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188	$ 400,346,188
Holdings Count | holding	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364	364
Advisory Fees Paid, Amount	$ 1,088,699
Investment Company, Portfolio Turnover	71.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Japan	19%
Warrants	0.0%	United Kingdom	13%
Short-Term Investments	1.2%	Canada	10%
Other Assets and Liabilities	(0.6)%	Germany	9%
		France	8%

C000222949 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Quality Preferred ETF
Class Name	American Century Quality Preferred ETF
Trading Symbol	QPFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Quality Preferred ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Preferred ETF	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Quality Preferred ETF returned 3.24% for the reporting period ended August 31, 2025.
The fund seeks current income and capital appreciation. The commentary below refers to the fund’s performance compared to the ICE Exchange-Listed Preferred & Hybrid Securities Index.
•	The strategy uses a systematic portfolio construction approach that focuses on higher-quality issuers and greater diversification relative to its benchmark.
•	The fund underperformed the benchmark for the 12-month period.
•	A focus on higher-quality issuers detracted from relative performance throughout the year.
•	Allocation to portfolio cash detracted from relative performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 16, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Quality Preferred ETF	3.24%	3.27%	2/16/21
Regulatory Index
Russell 3000	15.84%	11.64%	—
Performance Index
ICE Exchange-Listed Preferred & Hybrid Securities	4.23%	2.23%	—

Performance Inception Date																						Feb. 16, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245	$ 40,107,245
Holdings Count | holding	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1	1
Advisory Fees Paid, Amount	$ 239,585
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Short-Term Investments	99.5%
Other Assets and Liabilities	0.5%

Material Fund Change [Text Block]

Fund Changes
American Century Quality Preferred ETF was liquidated on September 15, 2025.

C000231722 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Select High Yield ETF
Class Name	American Century Select High Yield ETF
Trading Symbol	AHYB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Select High Yield ETF returned 7.02% for the reporting period ended August 31, 2025.
The fund seeks to provide high current income. The commentary below refers to the fund’s performance compared to the ICE BofA U.S. High Yield Constrained (BB-B) Index.
•	Shifting Federal Reserve policy expectations, combined with moderating inflation and tariff-related uncertainties, drove Treasury market volatility during the period. Treasury yields trended lower as investors positioned for rate cuts, while high-yield spreads broadly held firm despite bouts of market stress. Resilient corporate earnings, steady technical demand and selective new issuance supported high-yield market conditions.
•	The fund’s exposure to the gaming sector detracted from results, largely due to a position in Bally’s. The company faced pressure amid uncertainty around a major development project. In addition, the company’s announcement that it would acquire a majority stake in distressed Australian casino operator Star Entertainment Group further pressured the bonds.
•	Our position in Level 3 Communications, a U.S-based telecommunications provider, supported results. The company’s unsecured bonds rallied following strong earnings and a financing agreement that bolstered liquidity.
•	Positioning in the energy sector contributed to results, aided by our holding in offshore driller Shelf Drilling. The company advanced as oil prices stabilized and new contract activity bolstered operating momentum.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 16, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Select High Yield ETF	7.02%	3.61%	11/16/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	-0.50%	—
Performance Index
ICE BofA U.S. High Yield Constrained (BB-B)	7.21%	3.78%	—

Performance Inception Date																Nov. 16, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523	$ 46,711,523
Holdings Count | holding	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542	542
Advisory Fees Paid, Amount	$ 160,417
Investment Company, Portfolio Turnover	39.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.1%
Short-Term Investments	5.6%
Other Assets and Liabilities	(1.7)%

C000237948 [Member]
Shareholder Report [Line Items]
Fund Name	American Century Short Duration Strategic Income ETF
Class Name	American Century Short Duration Strategic Income ETF
Trading Symbol	SDSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century Short Duration Strategic Income ETF returned 5.62% for the reporting period ended August 31, 2025.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	The Federal Reserve cut interest rates by 1 percentage point in late 2024. Policymakers held steady during the rest of the period as economic data remained resilient, tariff policy stayed uncertain and inflation edged higher. Overall, yields on short-maturity Treasuries declined, while yields on longer-maturity Treasuries rose. Meanwhile, credit spreads generally tightened, and credit-sensitive sectors generally outperformed Treasuries.
•	An out-of-index position in the securitized sector was a main driver of performance. Allocations to credit-sensitive subsectors, including non-agency collateralized mortgage obligations, non-agency commercial mortgage-backed securities and asset-backed securities, drove results.
•	An out-of-index stake in high-yield credit, which broadly outperformed investment-grade credit, also contributed strongly to performance. An overweight position versus the index in investment-grade credit modestly contributed, while security selection within the allocation was a top contributor.
•	Our allocation to emerging markets debt also contributed to performance, while security selection among government securities detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 11, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Short Duration Strategic Income ETF	5.62%	6.43%	10/11/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	4.96%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	4.64%	4.77%	—

Performance Inception Date											Oct. 11, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565	$ 85,166,565
Holdings Count | holding	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356	356
Advisory Fees Paid, Amount	$ 235,378
Investment Company, Portfolio Turnover	188.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.7%
Collateralized Mortgage Obligations	18.5%
Asset-Backed Securities	9.2%
U.S. Treasury Securities	8.5%
Convertible Preferred Securities	7.2%
Commercial Mortgage-Backed Securities	4.4%
Preferred Securities	4.0%
Collateralized Loan Obligations	1.2%
Bank Loan Obligations	0.3%
Municipal Securities	0.2%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	2.0%
Other Assets and Liabilities	(0.4)%

C000202059 [Member]
Shareholder Report [Line Items]
Fund Name	American Century U.S. Quality Growth ETF
Class Name	American Century U.S. Quality Growth ETF
Trading Symbol	QGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Growth ETF returned 24.61% for the reporting period ended August 31, 2025.
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The 12-month period saw stocks rise to record highs despite significant volatility related to uncertainty about trade, tariffs, the economy, inflation and interest rates. Some of the best-performing stocks were those related to artificial intelligence (AI). These conditions favored higher-quality, large-cap growth-oriented stocks such as those in which the fund invests.
•	Industrials stocks contributed the most to performance. It helped to be overweight in aerospace and defense and electrical equipment companies. These shares benefited from two powerful trends. One was an increase in defense spending and the other surging outlays for data centers and energy infrastructure to support the build-out of AI.
•	Positioning in the consumer discretionary sector detracted most from relative performance, led by an underweight allocation to electric vehicle maker Tesla. Looking at notable individual detractors, underweight allocations to semicondcutor chip manufacturers NVIDIA and Broadcom also hurt relative results. These stocks all benefited from investor enthusiasm for AI-related stocks.
•	Elsewhere, positioning in the health care and utilities sectors also hurt relative results. Our positioning among biotechnology and independent power and renewable electricity producers, respectively, detracted most.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Growth ETF	24.61%	14.99%	16.04%	9/10/18
Regulatory Index
Russell 1000	16.24%	14.34%	13.86%	—
Performance Index
Russell 1000 Growth	22.58%	15.25%	17.61%	—
American Century U.S. Quality Growth	25.01%	N/A	N/A	—

Performance Inception Date																														Sep. 10, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518	$ 1,901,033,518
Holdings Count | holding	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189	189
Advisory Fees Paid, Amount	$ 3,748,991
Investment Company, Portfolio Turnover	165.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	20%
Rights	0.0%	Semiconductors and Semiconductor Equipment	8%
Short-Term Investments	0.4%	Interactive Media and Services	7%
Other Assets and Liabilities	(0.1)%	Entertainment	5%
		Biotechnology	5%

C000197602 [Member]
Shareholder Report [Line Items]
Fund Name	American Century U.S. Quality Value ETF
Class Name	American Century U.S. Quality Value ETF
Trading Symbol	VALQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Value ETF returned 6.94% for the reporting period ended August 31, 2025.
The fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	The fund’s choices of investments in the health care sector aided relative performance. The fund is underweight in health care, which proved fortuitous in several instances because regulatory uncertainty, mispricing and unstable health care exchanges created a challenging environment for the industry.
•	Security selection in the consumer discretionary sector buoyed the fund’s results. Holdings in several industries within the sector, particularly overweight positions in the broadline retail industry, lifted the fund’s performance. Another overweight position in Tapestry, the parent company of several luxury brands, aided performance.
•	Allocation among names in the financials sector detracted from performance. The fund is underweight in the banking industry, and a lack of exposure to several large banks weighed on results. An underweight in the capital markets industry also hurt performance.
•	Stock picks in the consumer staples sector weighed on performance. Within the sector, the fund’s overweight allocation to the household products industry weighed on results. Elsewhere, an underweight allocation to the tobacco industry hurt.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Value ETF	6.94%	12.77%	8.46%	1/11/18
Regulatory Index
Russell 1000	16.24%	14.34%	13.37%	—
Performance Index
Russell 1000 Value	9.33%	12.97%	8.65%	—
American Century U.S. Quality Value	7.28%	N/A	N/A	—

Performance Inception Date																															Jan. 11, 2018
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700	$ 254,305,700
Holdings Count | holding	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233	233
Advisory Fees Paid, Amount	$ 705,727
Investment Company, Portfolio Turnover	147.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	IT Services	9%
Short-Term Investments	0.6%	Household Products	8%
Other Assets and Liabilities	(0.3)%	Pharmaceuticals	7%
		Specialty Retail	6%
		Oil, Gas and Consumable Fuels	6%

C000237947 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All Equity Markets ETF
Class Name	Avantis All Equity Markets ETF
Trading Symbol	AVGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets ETF returned 14.64% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI.
•	Global stocks rallied for the 12-month period, which was characterized by mixed economic growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Allocations by market capitalizations broadly detracted from relative performance. An overweight position versus the index in smaller-cap stocks, which underperformed, and an underweight in mega caps, which outperformed, were key detractors.
•	Allocations to combined profitability and book-to-market quartiles modestly contributed, led by the fund’s overweight in companies with the highest combined characteristics, which outperformed.
•	Country weightings aided performance, largely due to an overweight position in the U.S. and an underweight in Denmark.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets ETF	14.64%	20.41%	9/27/22
MSCI ACWI IMI	15.50%	21.30%	—

Performance Inception Date										Sep. 27, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318	$ 596,612,318
Holdings Count | holding	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16	16
Advisory Fees Paid, Amount	$ 146,435
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	70.1%
International Equity Funds	29.8%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243037 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All Equity Markets Value ETF
Class Name	Avantis All Equity Markets Value ETF
Trading Symbol	AVGV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets Value ETF returned 14.89% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI Value.
•	Global stocks rallied for the 12-month period, which was characterized by mixed economic growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. Additionally, an underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also boosted relative performance.
•	The fund’s sector weightings, byproducts of the fund’s focus on companies with attractive valuation metrics, also contributed to performance. Underweight positions to the underperforming health care and real estate sectors were key contributors.
•	The fund’s country allocations modestly lifted relative results, led by an underweight in the U.S. and an overweight in Japan.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets Value ETF	14.89%	17.89%	6/27/23
Regulatory Index
MSCI ACWI IMI	15.50%	18.51%	—
Performance Index
MSCI ACWI IMI Value	12.05%	15.96%	—

Performance Inception Date								Jun. 27, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449	$ 160,010,449
Holdings Count | holding	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8	8
Advisory Fees Paid, Amount	$ 38,624
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	39.4%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.7)%

C000243040 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All International Markets Equity ETF
Class Name	Avantis All International Markets Equity ETF
Trading Symbol	AVNM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All International Markets Equity ETF returned 20.71% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. Additionally, an underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also boosted relative performance.
•	The fund’s sector weightings, byproducts of the fund’s focus on companies with attractive valuation metrics, also contributed to performance. An underweight position in the underperforming health care sector and an overweight in the outperforming financials sector were key contributors.
•	Country weightings aided performance, largely due to underweighting Denmark, which underperformed, and excluding Saudi Arabia. Saudi Arabia is represented in the index and underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Equity ETF	20.71%	18.51%	6/27/23
MSCI ACWI ex USA IMI	15.65%	15.59%	—

Performance Inception Date								Jun. 27, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368	$ 341,175,368
Holdings Count | holding	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 46,550
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000243041 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis All International Markets Value ETF
Class Name	Avantis All International Markets Value ETF
Trading Symbol	AVNV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis All International Markets Value ETF returned 22.44% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI Value.
•	Non-U.S. stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	Allocations to combined profitability and book-to-market quartiles modestly contributed overall. The fund’s underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, was the key contributor.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided results. REITs underperformed for the period. From a broad perspective, sector weightings detracted from results, led by an underweight to the outperforming financials sector. Sector weightings are byproducts of the fund’s focus on valuation metrics.
•	Allocations by market capitalizations modestly detracted from relative performance. An overweight position in micro-cap stocks, which underperformed, was the main detractor.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Value ETF	22.44%	19.65%	6/27/23
Regulatory Index
MSCI ACWI ex USA IMI	15.65%	15.59%	—
Performance Index
MSCI ACWI ex USA IMI Value	19.56%	18.67%	—

Performance Inception Date								Jun. 27, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521	$ 20,000,521
Holdings Count | holding	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount	$ 3,867
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

C000221278 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income ETF
Class Name	Avantis Core Fixed Income ETF
Trading Symbol	AVIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income ETF returned 4.10% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields were higher for the period, but the effect on different tenors was mixed as the yield curve steepened meaningfully. Shorter-dated and intermediate maturities outperformed longer-dated securities, with 30-year Treasury yields rising approximately 80 basis points. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and rolldown also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Fixed Income ETF	4.10%	-0.57%	10/13/20
Bloomberg U.S. Aggregate Bond	3.14%	-0.69%	—

Performance Inception Date																								Oct. 13, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622	$ 1,214,517,622
Holdings Count | holding	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699	699
Advisory Fees Paid, Amount	$ 1,518,199
Investment Company, Portfolio Turnover	332.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.3%
U.S. Treasury Securities	24.0%
U.S. Government Agency Mortgage-Backed Securities	19.0%
U.S. Government Agency Securities	1.9%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	10.7%
Other Assets and Liabilities	(18.1)%

C000221279 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Municipal Fixed Income ETF
Class Name	Avantis Core Municipal Fixed Income ETF
Trading Symbol	AVMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Municipal Fixed Income ETF returned (0.66)% for the reporting period ended August 31, 2025.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Against a backdrop of heavy municipal bond supply, post-election tax policy uncertainty and broad market volatility, municipal bonds posted a modestly negative return for the 12-month period. The municipal yield curve steepened further during the period. Securities with maturities of eight years and fewer meaningfully outperformed municipal bonds with final maturities greater than 10 years.
•	To maintain exposure to the bonds with the highest carry and roll-down, the fund held an overweight versus the benchmark to the 10- to 20-year maturity range. The fund held an underweight position among shorter-maturity municipal bonds and those with maturities more than 22 years. This yield curve positioning detracted from performance.
•	The fund generally maintained a duration in line with to slightly less than the benchmark’s duration.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 8, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Core Municipal Fixed Income ETF	-0.66%	-0.27%	12/8/20
S&P National AMT-Free Municipal Bond	-0.20%	0.14%	—

Performance Inception Date																							Dec. 08, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076	$ 147,330,076
Holdings Count | holding	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506	506
Advisory Fees Paid, Amount	$ 221,582
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Short-Term Investments	0.2%
Other Assets and Liabilities	1.3%

C000247038 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Credit ETF
Class Name	Avantis Credit ETF
Trading Symbol	AVGB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Credit ETF for the period of April 15, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Credit ETF	$7	0.19%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.19%
Net Assets	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364	$ 12,828,364
Holdings Count | holding	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108	108
Advisory Fees Paid, Amount	$ 7,619
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.9%
Short-Term Investments	4.4%
Other Assets and Liabilities	0.7%

C000214349 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity ETF
Class Name	Avantis Emerging Markets Equity ETF
Trading Symbol	AVEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity ETF returned 19.19% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund has no exposure to China A shares, which are part of the benchmark and underperformed during the period.
•	The fund's underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics aided results.
•	The fund's allocations by market capitalizations detracted from results, largely due to an overweight to micro-cap stocks. Stocks in this capitalization category underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 17, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis Emerging Markets Equity ETF	19.19%	9.26%	8.70%	9/17/19
MSCI Emerging Markets IMI	15.82%	5.96%	6.70%	—

Performance Inception Date																												Sep. 17, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701	$ 12,011,346,701
Holdings Count | holding	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663	3,663
Advisory Fees Paid, Amount	$ 27,564,200
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	China	28%
Warrants	0.0%	Taiwan	21%
Rights	0.0%	India	18%
Short-Term Investments	1.2%	South Korea	12%
Other Assets and Liabilities	(1.3)%	Brazil	5%

C000247037 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets ex-China Equity ETF
Class Name	Avantis Emerging Markets ex-China Equity ETF
Trading Symbol	AVXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets ex-China Equity ETF returned 7.33% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s allocations by market capitalizations weighed on relative performance. An overweight versus the index to micro-cap stocks, which underperformed, was the main detractor. Additionally, an underweight to mega-cap stocks also detracted, as these companies outperformed.
•	The fund’s country allocations weighed on relative performance, largely due to China, which sharply outperformed and is represented in the index but not the fund.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which underperformed, weighed on relative results. However, the fund’s underweight versus the index to companies with the lowest profitability and book-to-market characteristics, which underperformed, contributed and offset some of those negative effects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2024 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets ex-China Equity ETF	7.33%	11.07%	3/19/24
Regulatory Index
MSCI Emerging Markets	16.80%	17.89%	—
Performance Index
MSCI Emerging Markets IMI	15.82%	17.21%	—

Performance Inception Date				Mar. 19, 2024
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613	$ 159,905,613
Holdings Count | holding	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580	2,580
Advisory Fees Paid, Amount	$ 283,184
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Taiwan	27%
Warrants	0.0%	India	25%
Short-Term Investments	1.3%	South Korea	15%
Other Assets and Liabilities	(1.0)%	Brazil	8%
		South Africa	6%

C000246147 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Small Cap Equity ETF
Class Name	Avantis Emerging Markets Small Cap Equity ETF
Trading Symbol	AVEE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Small Cap Equity ETF returned 15.51% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets Small Cap Index.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s country allocations were key drivers of relative performance. An overweight versus the index in the outperforming China market was a key contributor. Underweighting India and excluding Saudi Arabia, both of which underperformed, also aided results.
•	The fund’s focus on underweighting companies with unattractive profitability and book-to-market characteristics aided relative performance. These companies underperformed for the 12-month period.
•	An overweight position in micro-cap companies weighed on relative results, as these companies underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Small Cap Equity ETF	15.51%	15.24%	11/7/23
Regulatory Index
MSCI Emerging Markets	16.80%	18.81%	—
Performance Index
MSCI Emerging Markets Small Cap	10.07%	15.68%	—

Performance Inception Date					Nov. 07, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473	$ 53,295,473
Holdings Count | holding	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358	2,358
Advisory Fees Paid, Amount	$ 140,100
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	Taiwan	24%
Warrants	0.0%	India	21%
Rights	0.0%	China	17%
Short-Term Investments	0.9%	South Korea	13%
Other Assets and Liabilities	(0.8)%	Brazil	7%

C000229745 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Value ETF
Class Name	Avantis Emerging Markets Value ETF
Trading Symbol	AVES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Value ETF returned 17.09% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI Value.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed for the period, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also boosted results.
•	Sector weightings, byproducts of the fund’s focus on valuation metrics, contributed overall. An overweight to the outperforming consumer discretionary sector and an underweight to the underperforming energy sector were key contributors.
•	The fund’s underweight position in mega-cap stocks, which outperformed, and overweight in smaller-cap stocks, which underperformed, detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Value ETF	17.09%	6.30%	9/28/21
Regulatory Index
MSCI Emerging Markets IMI	15.82%	2.88%	—
Performance Index
MSCI Emerging Markets IMI Value	11.56%	4.36%	—

Performance Inception Date																	Sep. 28, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661	$ 776,461,661
Holdings Count | holding	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730	1,730
Advisory Fees Paid, Amount	$ 2,147,216
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	27%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	India	20%
Short-Term Investments	0.9%	South Korea	13%
Other Assets and Liabilities	(1.1)%	Brazil	5%

C000237946 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Inflation Focused Equity ETF
Class Name	Avantis Inflation Focused Equity ETF
Trading Symbol	AVIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Inflation Focused Equity ETF returned (2.98)% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s sector allocations were key performance detractors. Overweight positions versus the index in the health care, energy and consumer staples sectors, which underperformed, detracted from results. The fund held no exposure to the outperforming information technology, communication services and consumer staples sectors, which also weighed on performance.
•	The fund’s emphasis on companies with higher profitability also detracted from results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Inflation Focused Equity ETF	-2.98%	11.10%	9/27/22
Russell 3000	15.84%	22.75%	—

Performance Inception Date										Sep. 27, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791	$ 6,263,791
Holdings Count | holding	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354	354
Advisory Fees Paid, Amount	$ 13,014
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	23%
Rights	0.0%	Insurance	12%
Short-Term Investments	0.3%	Biotechnology	10%
Other Assets and Liabilities	0.1%	Pharmaceuticals	9%
		Health Care Providers and Services	8%

C000214351 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity ETF
Class Name	Avantis International Equity ETF
Trading Symbol	AVDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Equity ETF returned 19.64% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics contributed to performance. The fund’s underweight to the lowest profitability and book-to-market companies also aided results.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs underperformed for the period.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and micro-cap stocks, which underperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis International Equity ETF	19.64%	12.03%	10.31%	9/24/19
MSCI World ex USA IMI	15.59%	10.21%	9.08%	—

Performance Inception Date																													Sep. 24, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794	$ 8,756,241,794
Holdings Count | holding	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172	3,172
Advisory Fees Paid, Amount	$ 14,238,392
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	1.3%	France	9%
Other Assets and Liabilities	(0.9)%	Germany	8%

C000229746 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Large Cap Value ETF
Class Name	Avantis International Large Cap Value ETF
Trading Symbol	AVIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Large Cap Value ETF returned 22.37% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Value Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally underperformed small caps, and within the large-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which underperformed, weighed on results. An underweight versus the index in companies with the lowest profitability and book-to-market traits, which also underperformed, modestly aided performance.
•	Sector weightings, a byproduct of the fund’s focus on companies with high profitability and book-to-market metrics, detracted overall. An underweight to the financials sector, which outperformed, and an overweight to the consumer discretionary sector, which underperformed, were key detractors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, boosted results. REITs underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Large Cap Value ETF	22.37%	10.65%	9/28/21
Regulatory Index
MSCI World ex USA	14.88%	7.61%	—
Performance Index
MSCI World ex USA Value	22.93%	12.07%	—

Performance Inception Date																	Sep. 28, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450	$ 831,524,450
Holdings Count | holding	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547	547
Advisory Fees Paid, Amount	$ 1,493,702
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	19%
Short-Term Investments	2.2%	United Kingdom	16%
Other Assets and Liabilities	(1.8)%	Canada	13%
		Germany	9%
		France	8%

C000243038 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Equity ETF
Class Name	Avantis International Small Cap Equity ETF
Trading Symbol	AVDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Equity ETF returned 22.34% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. An underweight position versus the index in companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to results.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, lifted performance, as REITs underperformed for the period. Remaining sector weightings are a byproduct of the fund’s focus on valuation metrics.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 18, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Equity ETF	22.34%	16.08%	7/18/23
Regulatory Index
MSCI World ex USA	14.88%	14.27%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	14.49%	—

Performance Inception Date							Jul. 18, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541	$ 125,930,541
Holdings Count | holding	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842	2,842
Advisory Fees Paid, Amount	$ 201,332
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	32%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	10%
Short-Term Investments	1.0%	Australia	9%
Other Assets and Liabilities	(0.7)%	Sweden	4%

C000214352 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value ETF
Class Name	Avantis International Small Cap Value ETF
Trading Symbol	AVDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value ETF returned 29.11% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, was a key contributor to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.
•	Overall, sector allocations, a byproduct of the fund’s focus on companies with high profitability and book-to-market characteristics, also contributed. Overweight positions in the financials and materials sectors, which sharply outperformed, were top contributors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis International Small Cap Value ETF	29.11%	15.89%	12.72%	9/24/19
Regulatory Index
MSCI World ex USA	14.88%	10.50%	9.21%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	8.51%	8.35%	—

Performance Inception Date																													Sep. 24, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859	$ 11,757,913,859
Holdings Count | holding	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451	1,451
Advisory Fees Paid, Amount	$ 28,367,818
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	33%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	10%
Short-Term Investments	0.8%	Australia	9%
Other Assets and Liabilities	(0.4)%	Sweden	4%

C000243039 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Moderate Allocation ETF
Class Name	Avantis Moderate Allocation ETF
Trading Symbol	AVMA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Moderate Allocation ETF returned 11.40% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the custom index, which consists of 65% MSCI ACWI IMI/35% Bloomberg U.S. 1-5 Year Government/Credit Index.
•	Global stocks rallied for the 12-month period, which was characterized by mixed economic growth and upbeat corporate earnings results. Stocks and U.S. bonds advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Large-cap stocks generally fared better than small caps, and growth broadly outpaced value.
•	Within the fund’s equity portfolio, allocations by valuation metrics aided relative results. An overweight versus the index in companies with the highest combined profitability and book-to-market characteristics was the key contributor.
•	The fund’s sector weightings, which are byproducts of the fund’s focus on companies with strong valuation metrics, also aided relative performance. An underweight to the underperforming health care sector and an overweight to the outperforming financials sector were top contributors.
•	Within the fixed-income component, an overweight to the corporate sector aided performance as credit spreads tightened during the 12-month period. The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Moderate Allocation ETF	11.40%	13.86%	6/27/23
Regulatory Index
MSCI ACWI IMI	15.50%	18.51%	—
Bloomberg U.S. Aggregate Bond	3.14%	4.31%	—
Performance Index
65% MSCI ACWI IMI/35% Bloomberg U.S. 1-5 Year Government/Credit Bond	11.76%	13.94%	—

Performance Inception Date								Jun. 27, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372	$ 40,553,372
Holdings Count | holding	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18	18
Advisory Fees Paid, Amount	$ 8,557
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.3%
Domestic Fixed Income Funds	31.2%
International Equity Funds	20.3%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.2)%

C000229748 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Real Estate ETF
Class Name	Avantis Real Estate ETF
Trading Symbol	AVRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Real Estate ETF returned 1.00% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the S&P Global REIT Index.
•	Against a backdrop of rising government bond yields and broad stock market gains, global real estate stocks advanced slightly for the 12-month period.
•	An underweight to real estate investment trusts (REITs) with the highest leverage contributed to relative performance, as these REITs underperformed during the period.
•	The fund’s position in telecommunications tower REITs, which are excluded from the index, detracted from performance. An underweight position versus the index in health care REITs also weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Real Estate ETF	1.00%	0.33%	9/28/21
Regulatory Index
MSCI World IMI	15.46%	9.49%	—
Performance Index
S&P Global REIT	1.11%	0.69%	—

Performance Inception Date																	Sep. 28, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300	$ 647,263,300
Holdings Count | holding	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315	315
Advisory Fees Paid, Amount	$ 951,621
Investment Company, Portfolio Turnover	0.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Retail REITs	17%
Short-Term Investments	1.4%	Industrial REITs	16%
Other Assets and Liabilities	(1.0)%	Health Care REITs	11%
		Telecom Tower REITs	9%
		Multi-Family Residential REITs	9%

C000234360 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible Emerging Markets Equity ETF
Class Name	Avantis Responsible Emerging Markets Equity ETF
Trading Symbol	AVSE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Responsible Emerging Markets Equity ETF returned 18.36% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics, which underperformed, contributed to performance. The fund’s overweight to companies with the highest profitability and book-to-market traits, which underperformed, weighed on results.
•	The fund’s sector weightings, byproducts of the fund’s focus on valuation metrics, lifted performance. An underweight position in the underperforming energy sector was a key contributor, followed by an overweight in the outperforming consumer discretionary sector.
•	The fund’s country exposures also aided results. Excluding the underperforming Saudi Arabian market and overweighting the outperforming Taiwanese market were notable contributors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 28, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible Emerging Markets Equity ETF	18.36%	8.58%	3/28/22
MSCI Emerging Markets IMI	15.82%	6.34%	—

Performance Inception Date													Mar. 28, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036	$ 147,620,036
Holdings Count | holding	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360	2,360
Advisory Fees Paid, Amount	$ 341,232
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.3%	China	27%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	India	19%
Short-Term Investments	1.3%	South Korea	12%
Other Assets and Liabilities	(1.6)%	Brazil	5%

C000234361 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible International Equity ETF
Class Name	Avantis Responsible International Equity ETF
Trading Symbol	AVSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Responsible International Equity ETF returned 20.42% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	The fund’s overweight versus the benchmark to companies with high profitability and book-to-market characteristics, which outperformed, aided performance. The fund’s underweight to companies with low profitability and book-to-market characteristics, which underperformed, also lifted results.
•	The fund’s sector weightings, byproducts of the fund’s focus on valuation metrics, boosted performance. An overweight in the outperforming financials sector and an underweight in the underperforming health care sector largely drove results.
•	An underweight to mega-cap companies, which outperformed, weighed on results. Overweight exposure to mid- and micro-cap companies, which underperformed, also detracted from performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible International Equity ETF	20.42%	12.56%	3/15/22
MSCI World ex USA IMI	15.59%	11.00%	—

Performance Inception Date														Mar. 15, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447	$ 215,881,447
Holdings Count | holding	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134	2,134
Advisory Fees Paid, Amount	$ 378,325
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	2.1%	France	9%
Other Assets and Liabilities	(1.7)%	Germany	8%

C000234362 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Responsible U.S. Equity ETF
Class Name	Avantis Responsible U.S. Equity ETF
Trading Symbol	AVSU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Responsible U.S. Equity ETF returned 13.24% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations broadly detracted from performance. An underweight versus the index in mega-cap stocks, which outperformed, weighed on results. Overweight positions to other capitalization categories, which underperformed, also detracted.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits, which outperformed, lifted results. Weightings to other valuation quartiles detracted from performance.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance, as REITs underperformed. Remaining sector exposures, byproducts of the fund’s focus on valuation metrics, broadly contributed, led by an underweight in the underperforming energy sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible U.S. Equity ETF	13.24%	12.10%	3/15/22
Russell 3000	15.84%	13.83%	—

Performance Inception Date														Mar. 15, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008	$ 411,907,008
Holdings Count | holding	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233	1,233
Advisory Fees Paid, Amount	$ 512,061
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Software	8%
Short-Term Investments	0.2%	Interactive Media and Services	7%
Other Assets and Liabilities	0.0%	Banks	6%
		Technology Hardware, Storage and Peripherals	6%

C000221280 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Short-Term Fixed Income ETF
Class Name	Avantis Short-Term Fixed Income ETF
Trading Symbol	AVSF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income ETF returned 5.18% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year Government/Credit Index.
•	Short-dated Treasury yields were modestly higher for the period, but the effect on different tenors was mixed. The yield curve steepened, as two-year Treasury yields fell, and five-year Treasury yields rose modestly. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12 months.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the index.
•	The fund’s overweight versus the index to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Short-Term Fixed Income ETF	5.18%	1.53%	10/13/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	3.14%	-0.69%	—
Performance Index
Bloomberg U.S. 1-5 Year Government/Credit Bond	4.79%	1.36%	—

Performance Inception Date																								Oct. 13, 2020
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332	$ 667,945,332
Holdings Count | holding	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545	545
Advisory Fees Paid, Amount	$ 870,766
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	78.4%
U.S. Treasury Securities	18.4%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	0.9%
Other Assets and Liabilities	1.3%

C000214353 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity ETF
Class Name	Avantis U.S. Equity ETF
Trading Symbol	AVUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity ETF returned 14.49% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by capitalizations broadly detracted from relative results. An underweight versus the index in mega-cap stocks, which outperformed, and an overweight in micro-cap stocks, which underperformed, were the main detractors. Overweight positions in large-, mid- and small-cap stocks also detracted from results.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits aided performance.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis U.S. Equity ETF	14.49%	15.16%	15.04%	9/24/19
Russell 3000	15.84%	14.11%	15.18%	—

Performance Inception Date																													Sep. 24, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699	$ 9,465,724,699
Holdings Count | holding	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929	1,929
Advisory Fees Paid, Amount	$ 11,992,823
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	7%
Escrow Interests	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	5%

C000243042 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Equity ETF
Class Name	Avantis U.S. Large Cap Equity ETF
Trading Symbol	AVLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Equity ETF returned 15.75% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s market-capitalization allocations versus the benchmark were the main detractors from performance. The fund’s underweight in mega-cap stocks, which outperformed, detracted from results. Additionally, an overweight versus the index in mid- and large-cap stocks, which underperformed, weighed on results.
•	An overweight in companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided the fund’s performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, contributed to relative returns. REITs underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 26, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Equity ETF	15.75%	24.78%	9/26/23
Russell 1000	16.24%	25.54%	—

Performance Inception Date						Sep. 26, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862	$ 695,847,862
Holdings Count | holding	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956	956
Advisory Fees Paid, Amount	$ 788,445
Investment Company, Portfolio Turnover	1.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Software	9%
Short-Term Investments	0.1%	Interactive Media and Services	6%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	5%
		Oil, Gas and Consumable Fuels	5%

C000229747 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value ETF
Class Name	Avantis U.S. Large Cap Value ETF
Trading Symbol	AVLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value ETF returned 11.90% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also lifted results.
•	Sector weightings, a byproduct of the fund’s focus on valuation metrics, contributed to performance overall. An underweight to the underperforming health care sector and an overweight to the outperforming communication services sector were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 21, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Value ETF	11.90%	11.44%	9/21/21
Regulatory Index
Russell 1000	16.24%	11.41%	—
Performance Index
Russell 1000 Value	9.33%	8.97%	—

Performance Inception Date																		Sep. 21, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307	$ 8,199,763,307
Holdings Count | holding	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306	306
Advisory Fees Paid, Amount	$ 9,073,193
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.0%	Insurance	8%
Other Assets and Liabilities	0.2%	Interactive Media and Services	7%
		Specialty Retail	5%
		Consumer Staples Distribution & Retail	5%

C000246148 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Mid Cap Equity ETF
Class Name	Avantis U.S. Mid Cap Equity ETF
Trading Symbol	AVMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Equity ETF returned 11.44% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, mid-cap stocks outperformed small caps but underperformed large caps, while growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations weighed on relative results. An overweight position versus the index in mid-cap stocks and underweights to larger-cap companies detracted from relative performance.
•	An underweight to companies with the lowest profitability and book-to-market characteristics, which outperformed, detracted from relative performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance, as REITs underperformed. Remaining sector allocations, which are byproducts of the fund’s focus on valuation metrics, also lifted relative results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Mid Cap Equity ETF	11.44%	21.65%	11/7/23
Regulatory Index
Russell 3000	15.84%	25.43%	—
Performance Index
Russell Midcap	12.58%	22.23%	—

Performance Inception Date					Nov. 07, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116	$ 207,950,116
Holdings Count | holding	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507	507
Advisory Fees Paid, Amount	$ 269,054
Investment Company, Portfolio Turnover	8.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Short-Term Investments	0.1%	Capital Markets	5%
Other Assets and Liabilities	0.1%	Banks	5%
		Oil, Gas and Consumable Fuels	5%
		Machinery	4%

C000246149 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Mid Cap Value ETF
Class Name	Avantis U.S. Mid Cap Value ETF
Trading Symbol	AVMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Value ETF returned 11.65% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, mid-cap stocks outperformed small caps but underperformed large caps, while growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest profitability and book-to-market characteristics, which outperformed, aided relative performance. Additionally, an underweight in companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to performance.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided relative results. REITs underperformed for the period.
•	Sector allocations, which are byproducts of the fund’s focus on valuation metrics, broadly contributed to performance. An underweight to the underperforming health care sector and an overweight to the outperforming financials sector were key contributors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Mid Cap Value ETF	11.65%	22.15%	11/7/23
Regulatory Index
Russell 3000	15.84%	25.43%	—
Performance Index
Russell Midcap Value	8.24%	19.96%	—

Performance Inception Date					Nov. 07, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534	$ 264,174,534
Holdings Count | holding	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275	275
Advisory Fees Paid, Amount	$ 292,195
Investment Company, Portfolio Turnover	28.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	10%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	7%
Other Assets and Liabilities	0.1%	Banks	6%
		Capital Markets	6%
		Specialty Retail	5%

C000253784 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Quality ETF
Class Name	Avantis U.S. Quality ETF
Trading Symbol	AVUQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Quality ETF for the period of March 25, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Quality ETF	$7	0.15%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020	$ 149,729,020
Holdings Count | holding	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505	505
Advisory Fees Paid, Amount	$ 88,686
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.2%	Software	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	8%

C000233056 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity ETF
Class Name	Avantis U.S. Small Cap Equity ETF
Trading Symbol	AVSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity ETF returned 5.99% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index to companies with the highest profitability and book-to-market characteristics, which underperformed, weighed on results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which outperformed, also detracted.
•	An overweight in micro-cap companies, which underperformed, weighed on results.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. Remaining sector allocations, a byproduct of the fund’s focus on valuation metrics, contributed overall, led by an underweight position in the underperforming health care sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Equity ETF	5.99%	4.88%	1/11/22
Regulatory Index
Russell 3000	15.84%	9.96%	—
Performance Index
Russell 2000	8.17%	3.59%	—

Performance Inception Date															Jan. 11, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057	$ 1,892,949,057
Holdings Count | holding	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309	1,309
Advisory Fees Paid, Amount	$ 3,729,580
Investment Company, Portfolio Turnover	5.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	17%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	1.4%	Machinery	4%
Other Assets and Liabilities	(1.2)%	Biotechnology	4%
		Chemicals	3%

C000214354 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value ETF
Class Name	Avantis U.S. Small Cap Value ETF
Trading Symbol	AVUV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value ETF returned 5.83% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided relative performance. REITs underperformed for the period.
•	Overall, sector weightings boosted relative performance, led by an underweight versus the index in the underperforming health care sector. Sector weightings are a byproduct of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s focus on companies with the highest combined profitability and book-to-market characteristics weighed on performance. An underweight position in the lowest profitability and book-to-market companies also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Value ETF	5.83%	19.27%	14.14%	9/24/19
Regulatory Index
Russell 3000	15.84%	14.11%	15.18%	—
Performance Index
Russell 2000 Value	5.83%	13.06%	8.77%	—

Performance Inception Date																													Sep. 24, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642	$ 18,272,384,642
Holdings Count | holding	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768	768
Advisory Fees Paid, Amount	$ 38,129,751
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	16%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	0.4%	Specialty Retail	5%
Other Assets and Liabilities	(0.2)%	Energy Equipment and Services	5%
		Insurance	5%

C000221281 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	AVIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund Institutional Class returned 4.14% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields were higher for the period, but the effect on different tenors was mixed as the yield curve steepened meaningfully. Shorter-dated and intermediate maturities outperformed longer-dated securities, with 30-year Treasury yields rising approximately 0.8 of a percentage point. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	4.14%	-0.35%	2/24/21
Bloomberg U.S. Aggregate Bond	3.14%	-0.39%	—

Performance Inception Date																				Feb. 24, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991
Holdings Count | holding	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 13,699
Investment Company, Portfolio Turnover	319.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.3%
U.S. Treasury Securities	24.3%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	2.0%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	11.0%
Other Assets and Liabilities	(17.6)%

C000226122 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Core Fixed Income Fund
Class Name	G Class
Trading Symbol	AVBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund G Class returned 4.18% for the reporting period ended August 31, 2025.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Treasury yields were higher for the period, but the effect on different tenors was mixed as the yield curve steepened meaningfully. Shorter-dated and intermediate maturities outperformed longer-dated securities, with 30-year Treasury yields rising approximately 0.8 of a percentage point. The Federal Reserve cut interest rates by 1 percentage point early in the period. Meanwhile, credit spreads generally tightened, and most U.S. bond sectors delivered gains for the 12-month period.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration position in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	4.18%	-0.21%	2/24/21
Bloomberg U.S. Aggregate Bond	3.14%	-0.39%	—

Performance Inception Date																				Feb. 24, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991	$ 164,007,991
Holdings Count | holding	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417	417
Advisory Fees Paid, Amount	$ 13,699
Investment Company, Portfolio Turnover	319.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.3%
U.S. Treasury Securities	24.3%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	2.0%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	11.0%
Other Assets and Liabilities	(17.6)%

C000214357 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	AVEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund Institutional Class returned 17.51% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund has no exposure to China A shares, which are part of the benchmark and underperformed during the period.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics aided results.
•	The fund's allocations by market capitalizations detracted from results, largely due to an overweight to micro-cap stocks. Stocks in this capitalization category underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	17.51%	9.05%	8.49%	12/4/19
MSCI Emerging Markets IMI	15.82%	5.96%	6.59%	—

Performance Inception Date																											Dec. 04, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835
Holdings Count | holding	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177
Advisory Fees Paid, Amount	$ 1,839,981
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	China	28%
Warrants	0.0%	Taiwan	20%
Rights	0.0%	India	19%
Short-Term Investments	2.2%	South Korea	12%
Other Assets and Liabilities	(2.0)%	Brazil	5%

C000226120 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis Emerging Markets Equity Fund
Class Name	G Class
Trading Symbol	AVENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund G Class returned 17.95% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of slow global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed small caps, and the growth style broadly outperformed value.
•	The fund has no exposure to China A shares, which are part of the benchmark and underperformed during the period.
•	The fund’s underweight versus the benchmark to companies with the lowest profitability and book-to-market characteristics aided results.
•	The fund's allocations by market capitalizations detracted from results, largely due to an overweight to micro-cap stocks. Stocks in this capitalization category underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	17.95%	4.23%	1/20/21
MSCI Emerging Markets IMI	15.82%	1.01%	—

Performance Inception Date																					Jan. 20, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835	$ 643,759,835
Holdings Count | holding	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177	3,177
Advisory Fees Paid, Amount	$ 1,839,981
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	China	28%
Warrants	0.0%	Taiwan	20%
Rights	0.0%	India	19%
Short-Term Investments	2.2%	South Korea	12%
Other Assets and Liabilities	(2.0)%	Brazil	5%

C000214358 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity Fund
Class Name	Institutional Class
Trading Symbol	AVDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund Institutional Class returned 18.82% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	Performance among profitability and book-to-market categories was broadly positive. The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics was a top contributor. The fund’s underweight to the lowest profitability and book-to-market companies also aided results.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—also broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs underperformed for the period.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and micro-cap stocks, which underperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	18.82%	11.66%	9.67%	12/4/19
MSCI World ex USA IMI	15.59%	10.21%	8.70%	—

Performance Inception Date																											Dec. 04, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559
Holdings Count | holding	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954
Advisory Fees Paid, Amount	$ 573,258
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	5.3%	France	8%
Other Assets and Liabilities	(4.6)%	Germany	8%

C000226121 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Equity Fund
Class Name	G Class
Trading Symbol	AVDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund G Class returned 19.16% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and value broadly outpaced growth.
•	Performance among profitability and book-to-market categories was broadly positive. The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics was a top contributor. The fund’s underweight to the lowest profitability and book-to-market companies also aided results.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—also broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs underperformed for the period.
•	The fund’s underweight to mega-cap stocks, which outperformed for the period, detracted from performance. Additionally, overweights to mid- and micro-cap stocks, which underperformed, weighed on results.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	19.16%	8.97%	1/20/21
MSCI World ex USA IMI	15.59%	7.59%	—

Performance Inception Date																					Jan. 20, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559	$ 409,458,559
Holdings Count | holding	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954	2,954
Advisory Fees Paid, Amount	$ 573,258
Investment Company, Portfolio Turnover	6.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	5.3%	France	8%
Other Assets and Liabilities	(4.6)%	Germany	8%

C000214350 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.36%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund Institutional Class returned 27.71% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, was a key contributor to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.
•	Overall, sector allocations, a byproduct of the fund’s focus on companies with high profitability and book-to-market characteristics, also contributed. Overweight positions in the financials and materials sectors, which sharply outperformed, were among the top contributors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	27.71%	15.56%	12.11%	12/4/19
Regulatory Index
MSCI World ex USA	14.88%	10.50%	8.88%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	8.51%	7.60%	—

Performance Inception Date																											Dec. 04, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693
Holdings Count | holding	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322
Advisory Fees Paid, Amount	$ 1,546,102
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Japan	33%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	10%
Short-Term Investments	2.9%	Australia	9%
Other Assets and Liabilities	(2.3)%	Sweden	5%

C000226117 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis International Small Cap Value Fund
Class Name	G Class
Trading Symbol	AVANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund G Class returned 28.19% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Non-U.S. developed markets stocks rallied for the 12-month period, which was characterized by slow global growth and upbeat corporate earnings results. Stocks advanced despite tariff policy uncertainty, interest rate volatility, geopolitical tensions and persistent inflation. Small-cap stocks generally outperformed large caps, and within the small-cap universe, value outpaced growth.
•	The fund’s emphasis on companies with the highest profitability and book-to-market characteristics, which outperformed, was a key contributor to performance. An underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also aided results.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.
•	Overall, sector allocations, a byproduct of the fund’s focus on companies with high profitability and book-to-market characteristics, also contributed. Overweight positions in the financials and materials sectors, which sharply outperformed, were among the top contributors.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	28.19%	12.22%	1/20/21
Regulatory Index
MSCI World ex USA	14.88%	8.00%	—
Performance Index
MSCI World ex USA Small Cap	19.94%	5.20%	—

Performance Inception Date																					Jan. 20, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693	$ 526,967,693
Holdings Count | holding	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322	1,322
Advisory Fees Paid, Amount	$ 1,546,102
Investment Company, Portfolio Turnover	31.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.4%	Japan	33%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	10%
Short-Term Investments	2.9%	Australia	9%
Other Assets and Liabilities	(2.3)%	Sweden	5%

C000214355 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	AVUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund Institutional Class returned 14.02% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by capitalizations broadly detracted from relative results. An underweight versus the index in mega-cap stocks, which outperformed, and an overweight in micro-cap stocks, which underperformed, were the main detractors. Overweight positions in large-, mid- and small-cap stocks also detracted from results.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits aided performance.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	14.02%	14.54%	14.31%	12/4/19
Russell 3000	15.84%	14.11%	14.68%	—

Performance Inception Date																											Dec. 04, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790
Holdings Count | holding	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607
Advisory Fees Paid, Amount	$ 1,008,207
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	8%
Escrow Interests	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.6%	Banks	5%
Other Assets and Liabilities	(0.3)%	Oil, Gas and Consumable Fuels	5%

C000226118 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Equity Fund
Class Name	G Class
Trading Symbol	AVUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund G Class returned 14.23% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by capitalizations broadly detracted from relative results. An underweight versus the index in mega-cap stocks, which outperformed, and an overweight in micro-cap stocks, which underperformed, were the main detractors. Overweight positions in large-, mid- and small-cap stocks also detracted from results.
•	The fund’s overweight to companies with the highest profitability and book-to-market traits aided performance.
•	The fund’s sector weightings—a byproduct of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An underweight to the underperforming health care sector was a top contributor. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	14.23%	11.87%	1/20/21
Russell 3000	15.84%	12.10%	—

Performance Inception Date																					Jan. 20, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790	$ 945,531,790
Holdings Count | holding	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607	1,607
Advisory Fees Paid, Amount	$ 1,008,207
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	9%
Rights	0.0%	Software	8%
Escrow Interests	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.6%	Banks	5%
Other Assets and Liabilities	(0.3)%	Oil, Gas and Consumable Fuels	5%

C000236476 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund Institutional Class returned 10.23% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also lifted results.
•	Sector weightings, a byproduct of the fund’s focus on valuation metrics, contributed to performance overall. An underweight to the underperforming health care sector and an overweight to the outperforming communication services sector were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	10.23%	15.52%	6/21/22
Regulatory Index
Russell 1000	16.24%	20.09%	—
Performance Index
Russell 1000 Value	9.33%	13.40%	—

Performance Inception Date												Jun. 21, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149
Holdings Count | holding	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209
Advisory Fees Paid, Amount	$ 528,709
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.9%	Insurance	8%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	6%
		Consumer Staples Distribution & Retail	6%
		Specialty Retail	5%

C000236477 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Large Cap Value Fund
Class Name	G Class
Trading Symbol	ALCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund G Class returned 10.46% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the U.S. market, large-cap stocks outperformed small caps, and growth stocks broadly outperformed their value-style counterparts.
•	The fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, contributed to performance. An underweight to companies with the lowest profitability and book-to-market traits, which underperformed, also lifted results.
•	Sector weightings, a byproduct of the fund’s focus on valuation metrics, contributed to performance overall. An underweight to the underperforming health care sector and an overweight to the outperforming communication services sector were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	10.46%	15.71%	6/21/22
Regulatory Index
Russell 1000	16.24%	20.09%	—
Performance Index
Russell 1000 Value	9.33%	13.40%	—

Performance Inception Date												Jun. 21, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149	$ 367,404,149
Holdings Count | holding	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209	209
Advisory Fees Paid, Amount	$ 528,709
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.9%	Insurance	8%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	6%
		Consumer Staples Distribution & Retail	6%
		Specialty Retail	5%

C000250327 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity Fund Institutional Class returned 6.47% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations weighed on relative performance. An overweight versus the index in micro-cap companies, which underperformed, was the main detractor.
•	The fund’s overweight to companies with the highest profitability and book-to-market characteristics, which underperformed, detracted from results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which outperformed, also detracted. But positive results from overweighting companies in the second-highest valuation quartile helped offset some negative effects.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. Remaining sector allocations, byproducts of the fund’s focus on valuation metrics, contributed overall, led by an underweight position in the underperforming health care sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 20, 2024 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	6.47%	14.37%	6/20/24
Regulatory Index
Russell 3000	15.84%	16.88%	—
Performance Index
Russell 2000	8.17%	15.81%	—

Performance Inception Date		Jun. 20, 2024
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430
Holdings Count | holding	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024
Advisory Fees Paid, Amount	$ 158,188
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	18%
Rights	0.0%	Machinery	5%
Short-Term Investments	2.7%	Insurance	4%
Other Assets and Liabilities	(2.5)%	Software	3%
		Oil, Gas and Consumable Fuels	3%

C000250326 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Equity Fund
Class Name	G Class
Trading Symbol	AVSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity Fund G Class returned 6.70% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s allocations by market capitalizations weighed on relative performance. An overweight versus the index in micro-cap companies, which underperformed, was the main detractor.
•	The fund’s overweight to companies with the highest profitability and book-to-market characteristics, which underperformed, detracted from results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which outperformed, also detracted. But positive results from overweighting companies in the second-highest valuation quartile helped offset some negative effects.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. Remaining sector allocations, byproducts of the fund’s focus on valuation metrics, contributed overall, led by an underweight position in the underperforming health care sector.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 20, 2024 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.70%	14.66%	6/20/24
Regulatory Index
Russell 3000	15.84%	16.88%	—
Performance Index
Russell 2000	8.17%	15.81%	—

Performance Inception Date		Jun. 20, 2024
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430	$ 106,816,430
Holdings Count | holding	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024	1,024
Advisory Fees Paid, Amount	$ 158,188
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	18%
Rights	0.0%	Machinery	5%
Short-Term Investments	2.7%	Insurance	4%
Other Assets and Liabilities	(2.5)%	Software	3%
		Oil, Gas and Consumable Fuels	3%

C000214356 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	AVUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund Institutional Class returned 6.44% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided relative performance. REITs underperformed for the period.
•	Overall, sector weightings boosted relative performance, led by an underweight versus the index in the underperforming health care sector. Sector weightings are a byproduct of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s focus on companies with the highest combined profitability and book-to-market characteristics weighed on performance. An underweight position in the lowest profitability and book-to-market companies also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	6.44%	19.32%	14.59%	12/4/19
Regulatory Index
Russell 3000	15.84%	14.11%	14.68%	—
Performance Index
Russell 2000 Value	5.83%	13.06%	8.35%	—

Performance Inception Date																											Dec. 04, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483
Holdings Count | holding	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681
Advisory Fees Paid, Amount	$ 2,501,419
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	1.9%	Specialty Retail	5%
Other Assets and Liabilities	(0.9)%	Energy Equipment and Services	5%
		Insurance	5%

C000226119 [Member]
Shareholder Report [Line Items]
Fund Name	Avantis U.S. Small Cap Value Fund
Class Name	G Class
Trading Symbol	AVCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.
Additional Information Phone Number	1-833-928-2684
Additional Information Website	avantisinvestors.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund G Class returned 6.71% for the reporting period ended August 31, 2025.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	Against a backdrop of positive corporate earnings results, resilient economic growth and federal tax relief legislation, U.S. stocks broadly rallied for the 12-month period. Stocks advanced despite periodic volatility from tariff policy uncertainty, rising interest rates, geopolitical tensions and persistent inflation. Within the small-cap universe, growth stocks broadly outperformed their value-style counterparts.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided relative performance. REITs underperformed for the period.
•	Overall, sector weightings boosted relative performance, led by an underweight versus the index in the underperforming health care sector. Sector weightings are a byproduct of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s focus on companies with the highest combined profitability and book-to-market characteristics weighed on performance. An underweight position in the lowest profitability and book-to-market companies also detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.71%	12.35%	1/20/21
Regulatory Index
Russell 3000	15.84%	12.10%	—
Performance Index
Russell 2000 Value	5.83%	6.41%	—

Performance Inception Date																					Jan. 20, 2021
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit avantisinvestors.com for more recent performance information.
Net Assets	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483	$ 1,208,770,483
Holdings Count | holding	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681	681
Advisory Fees Paid, Amount	$ 2,501,419
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	1.9%	Specialty Retail	5%
Other Assets and Liabilities	(0.9)%	Energy Equipment and Services	5%
		Insurance	5%